Related Party Transactions and Party In Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions and Party In Interest Transactions	Related Party Transactions and Party In Interest Transactions
    At December 31, 2025, the Plan's investments included 469,323 shares of common stock of Zurn Elkay Water Solutions Corporation with a fair value of $21,818,826. At December 31, 2024, the Master Trust's investments included 425,193 shares of common stock of Zurn Elkay Water Solutions Corporation with a fair value of $15,859,699. These transactions qualify as party in interest transactions but are exempt from the prohibited transactions regulations under ERISA.
Certain employees have outstanding loans with the Plan as of December 31, 2025 and 2024. These loans qualify as exempt party in interest transactions allowable under ERISA.